Income Taxes - Reconciliation of Income Taxes at Statutory Rates (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net loss for the year	$ (125,826)	$ (113,788)
Statutory rate	27.00%	27.00%
Expected income tax recovery	$ (33,973)	$ (30,722)
Permanent differences	8,348	1,758
Impact of flow-through shares	1,080	922
Impact of loss recognized in other comprehensive income	79	760
Impact of loss on convertible debt	20,572	13,401
Change in unrecognized deductible temporary differences	5,064	14,585
Other	(48)
Deferred income tax expense	$ 1,122	$ 702